Class K [Member] Investment Objectives and Goals - Class K - BlackRock Sustainable Advantage Emerging Markets Equity Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as “BlackRock Sustainable Advantage Emerging Markets Equity Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark.